CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Contract revenues		$ 797.5	$ 1,007.7	$ 1,356.4
Operating revenues		1,038.2	1,128.4	1,600.3
Operating expenses
Depreciation		(280.3)	(274.9)	(266.3)
Amortization of favorable contracts		(45.1)	(74.4)	(70.6)
General and administrative expenses	[1]	(45.8)	(44.8)	(41.2)
Total operating expenses		(678.0)	(755.6)	(782.2)
Other operating items
Loss on impairment of goodwill		(3.2)	0.0	0.0
Revaluation of contingent consideration		0.0	89.9	0.0
Gain on sale of assets		0.0	0.8	0.0
Total other operating items		(3.2)	90.7	0.0
Operating income		357.0	463.5	818.1
Financial items
Interest income		47.1	15.7	11.5
Interest expense	[1]	(263.7)	(179.1)	(180.0)
Gain/(loss) on derivative financial instruments	[1]	24.9	(13.9)	(18.0)
Currency exchange gain		0.2	0.9	0.6
Other financial expenses		(4.8)	(11.5)	0.0
Total financial items		(196.3)	(187.9)	(185.9)
Income before income taxes		160.7	275.6	632.2
Income tax expense		(86.7)	(40.3)	(86.5)
Net income		74.0	235.3	545.7
Net income attributable to the non-controlling interest		17.9	94.1	264.7
Net income attributable to Seadrill Partners LLC owners		$ 56.1	$ 141.2	$ 281.0
Earnings per unit (common and subordinated) )
Common unitholders (in usd per share)		$ 0.75	$ 1.88	$ 3.20
Subordinated unitholders (in usd per share)		$ 0.00	$ 0.00	$ 2.28
Reimbursable revenues/expenses
Operating revenues
Operating revenues		$ 31.2	$ 17.7	$ 32.8
Operating expenses
Expenses		(28.6)	(16.1)	(30.2)
Other revenues
Operating revenues
Operating revenues	[1]	209.5	103.0	211.1
Vessel and rig operating expenses
Operating expenses
Expenses	[1]	$ (278.2)	$ (345.4)	$ (373.9)

[1]	Includes transactions with related parties. Refer to Note 14 - "Related party transactions".